Lessee Accounting (Future Minimum Lease Payments) (Detail) ¥ in Millions	Dec. 31, 2020 JPY (¥)
Leases [Abstract]
2021	¥ 35,769
2022	26,492
2023	17,053
2024	12,403
2025	8,567
Thereafter	15,529
Total future minimum lease payments	115,813
Less Imputed Interest	(6,709)
Operating leases	¥ 109,104